Commitments and contingencies (Tables)	6 Months Ended
Sep. 30, 2025
Loss Contingencies [Line Items]
Summary of Maximum Potential Amount of Future Payments under Guarantees
The table below summarizes the maximum potential amount of future payments by type of guarantee at March 31, 2025 and September 30, 2025. The maximum potential amount of future payments disclosed below represents the contractual amounts that could be required to be repaid in the event of the guarantees being executed, without consideration of possible recoveries under recourse provisions or from collateral held. With respect to written options included in derivative financial instruments in the table below, in theory, the MHFG Group is exposed to unlimited losses; therefore, the table shows the notional amounts of the contracts as a substitute for the maximum exposure.

	March 31, 2025	September 30, 2025
	(in billions of yen)
Performance guarantees	4,100	4,386
Guarantees on loans	220	248
Guarantees on securities	92	92
Other guarantees	3,309	3,675
Guarantees for the repayment of trust principal	11	8
Liabilities of trust accounts	330	342
Derivative financial instruments	80,505	84,729

Summary of Contractual Amounts with Regard to Undrawn Commitments
The table below summarizes the contractual amounts with regard to these undrawn commitments at March 31, 2025 and September 30, 2025:

	March 31, 2025	September 30, 2025
	(in billions of yen)
Commitments to extend credit (Note)	119,733	120,772
Commercial letters of credit	1,829	1,574

Total	121,562	122,345

Note:	Commitments to extend credit include commitments to invest in securities.

Performance guarantees, Guarantees on loans, Guarantees on securities and Other guarantees
Loss Contingencies [Line Items]
Summary of Maximum Potential Amount of Future Payments under Guarantees
The table below presents the maximum potential amount of future payments of performance guarantees, guarantees on loans, guarantees on securities and other guarantees classified based on internal ratings at March 31, 2025 and September 30, 2025:

	March 31, 2025	September 30, 2025
	(in billions of yen)
Investment grade	5,900	6,303
Non-investment grade	1,821	2,097

Total	7,721	8,401

Note:	Investment grade in the internal rating scale generally corresponds to BBB- or above in the external rating scale.